Income Taxes - Schedule of Deferred Tax Asset (Liability) (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax asset (liability) related to:
Property, plant & equipment	$ (146,895)	$ (125,153)
Corporate non-capital tax losses carried forward	293,561	285,325
Corporate capital tax losses carried forward		2,609
Risk management contracts	57	96
Share issuance costs	1,913	2,594
Long-term debt	4,538	6,793
Deferred tax asset not recognized		(103,969)
Deferred tax asset	$ 153,174	$ 68,295